LOSS BEFORE INCOME TAX - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Before Income Tax
- Wages and salaries	$ 851,073	$ 1,482,072	$ 3,352,495
- Defined contribution superannuation plan expenses	32,106	83,441	255,708
- Less: Labor cost allocated to development projects		(133,702)	(289,126)
- Executive directors' remuneration	574,371	722,157	683,944
- Non-executive directors' remuneration	156,372	58,675	31,357
Total employee benefit expenses	1,613,922	2,212,643	4,034,378
- Leasehold improvements	18,978	10,385	44,698
- Office furniture and equipment	118,143	179,140	504,447
- Motor vehicles			18,757
- Machinery	1,049,125	172,982
- Right of use assets	140,565	299,981	488,520
- Intangible assets		1,416,274	2,118,362
Total depreciation and amortization	1,326,811	2,078,762	3,174,784
Allowances for bad debts	14,390	58,932	11,052
- statutory audit of the Group in Australia		25,000	55,157
- statutory audit of the Group in USA	185,272	76,780	435,899
- auditors of the subsidiaries in Hong Kong and China	10,922		14,246
- review for other reporting purposes	87,130	18,822
Total audit and review fees	$ 283,324	$ 120,602	$ 505,302